Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value
The Company’s assets and liabilities measured at fair value are summarized in the following tables by fair value measurement Level:

	Fair Value Measurement at December 29, 2018
	Level 1	Level 2	Level 3	Total
Assets
Investments	$28	$—	$—	$28
Derivatives
Foreign exchange	—	508	—	508
Other	—	2	—	2
Liabilities
Derivatives
Interest rate	—	(284)	—	(284)
Foreign exchange	—	(342)	—	(342)
Other	—	(11)	—	(11)
Total recorded at fair value	$28	$(127)	$—	$(99)
Fair value of borrowings	$—	$19,544	$1,187	$20,731

	Fair Value Measurement at September 29, 2018
	Level 1	Level 2	Level 3	Total
Assets
Investments	$38	$—	$—	$38
Derivatives
Foreign exchange	—	469	—	469
Other	—	15	—	15
Liabilities
Derivatives
Interest rate	—	(410)	—	(410)
Foreign exchange	—	(274)	—	(274)
Total recorded at fair value	$38	$(200)	$—	$(162)
Fair value of borrowings	$—	$19,826	$1,171	$20,997

The Company’s assets and liabilities measured at fair value are summarized in the following tables by fair value measurement Level. See Note 10 for definitions of fair value measures and the Levels within the fair value hierarchy.

	Fair Value Measurement at September 29, 2018
Description	Level 1	Level 2	Level 3	Total
Assets
Investments	$38	$—	$—	$38
Derivatives
Interest rate	—	—	—	—
Foreign exchange	—	469	—	469
Other	—	15	—	15
Liabilities
Derivatives
Interest rate	—	(410)	—	(410)
Foreign exchange	—	(274)	—	(274)
Total recorded at fair value	$38	$(200)	$—	$(162)
Fair value of borrowings	$—	$19,826	$1,171	$20,997

	Fair Value Measurement at September 30, 2017
Description	Level 1	Level 2	Level 3	Total
Assets
Investments	$36	$—	$—	$36
Derivatives
Interest rate	—	10	—	10
Foreign exchange	—	403	—	403
Other	—	8	—	8
Liabilities
Derivatives
Interest rate	—	(122)	—	(122)
Foreign exchange	—	(427)	—	(427)
Total recorded at fair value	$36	$(128)	$—	$(92)
Fair value of borrowings	$—	$23,110	$2,764	$25,874